SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF BORROWING (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Debt Disclosure [Abstract]
Remainder of 2026	¥ 59,053
2027	10,436
Total borrowings	¥ 69,489	¥ 272,376